Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 100
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
The following tables are a reconciliation of net assets available for benefits according to the financial statements as compared to Form 5500 as of December 31, 2025 and 2024:

2025
Net assets available for benefits per the financial statements	$124,441,019
Add: Accrued investment fees at December 31, 2025	17,279
Less: Employer contributions receivable at December 31, 2025	78,648
Less: Dividend receivable at December 31, 2025	61,840
Net assets available for benefits per Form 5500	$124,317,810

2024
Net assets available for benefits per the financial statements	$122,715,084
Add: Accrued investment fees at December 31, 2024	17,051
Less: Employer contributions receivable at December 31, 2024	54,971
Net assets available for benefits per Form 5500	$122,677,164

The following table is a reconciliation of changes in net assets available for benefits according to the financial statements as compared to Form 5500 for the year ended December 31, 2025:

2025
Increase in net assets available for benefits per the financial statements	$1,725,935
Change in accrued investment fees	228
Change in employer contributions receivable	(23,677)
Change in dividend receivable	(61,840)
Net income per Form 5500	$1,640,646